Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Shareholder's Capital [Line Items]
Balance, beginning of year	$ 4,119,031	$ 4,008,828
Balance at January 1 (shares)	156,290	152,704
Shares issued for the Dividend Reinvestment Plan	$ 8,277	$ 34,937
Vesting of equity based awards (shares)	1,103	1,359
Share-settled dividends on vested equity based awards (shares)	297	258
Balance, end of year	$ 4,181,160	$ 4,119,031
Balance at December 31 (shares)	158,724	156,290
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)	415	552
Dividend reinvestment plan [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for the Dividend Reinvestment Plan (shares)	619	1,417
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards	$ 49,188	$ 51,108
Shares issued for equity based compensation	3,203	15,868
Share-settled dividends on vested equity based awards	$ 1,461	$ 8,290